Labor and social security liabilities - Summary of Labor and social security liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Labor and Social Security liability [abstract]
Labor liabilities and related social charges	R$ 50,770	R$ 26,669
Accrued annual payments and related social charges	85,675	70,063
Total labor and social security liabilities	136,445	96,732
Current	109,013	96,732
Non current	R$ 27,432